Financial instruments: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Accounts receivable Accounts receivable balance Customer receivables	Dec. 31, 2012 Accounts receivable Accounts receivable balance Customer receivables	Dec. 31, 2011 Accounts receivable Accounts receivable balance Government grants receivable	Dec. 31, 2012 Accounts receivable Accounts receivable balance Government grants receivable	Dec. 31, 2012 Accounts receivable Accounts receivable balance Due from partners and indirect and value added taxes receivable	Dec. 31, 2010 Accounts receivable Accounts receivable balance Due from partners and indirect and value added taxes receivable
Credit risk:
Accounts receivable by type of receivable (as a percent)				83.00%	83.00%	1.00%	1.00%	16.00%	16.00%
Payment period		30 days	90 days
Maximum credit exposure	$ 260,049